Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	BERNSTEIN SANFORD C FUND INC
Central Index Key	0000832808
Amendment Flag	false
Document Creation Date	Feb. 04, 2013
Document Effective Date	Feb. 04, 2013
Prospectus Date	Jan. 31, 2013